Offerings	Jan. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.50% Senior Secured Notes due 2027
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 500,000,000.00
Fee Note MAOP	$ 500,000,000.00
Offering Note	Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee. Represents the maximum aggregate offering price of the 4.50% Senior Secured Notes due 2027 to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.65% Senior Secured Notes due 2029
Amount Registered | shares	100,000,000
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Rule 457(f)	true
Amount of Securities Received | shares	100,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 100,000,000.00
Fee Note MAOP	$ 100,000,000.00
Offering Note	Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee. Represents the maximum aggregate offering price of the 4.65% Senior Secured Notes due 2029 to be offered in the exchange offer to which the registration statement relates.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.35% Senior Secured Notes due 2035
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Rule 457(f)	true
Amount of Securities Received | shares	650,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 650,000,000.00
Fee Note MAOP	$ 650,000,000.00
Offering Note	Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee. Represents the maximum aggregate offering price of the 5.35% Senior Secured Notes due 2035 to be offered in the exchange offer to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.80% Senior Secured Notes due 2055
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Rule 457(f)	true
Amount of Securities Received | shares	650,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 650,000,000.00
Fee Note MAOP	$ 650,000,000.00
Offering Note	Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee. Represents the maximum aggregate offering price of the 5.80% Senior Secured Notes due 2055 to be offered in the exchange offer to which the registration statement relates.